Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2012
Impairment Charges [Abstract]
Impairment Charges

		Years Ended December 31,
		2012	2011	2010
Net investments in properties	(a)	$5,538	$7,515	$2,835
Net investments in direct financing leases		303	2,317	6,759
Total impairment charges included in expenses		5,841	9,832	9,594
Equity investments in real estate	(b)	6,879	3,833	1,046
Total impairment charges included in income from continuing operations		12,720	13,665	10,640
Impairment charges included in discontinued operations		10,217	13,831	214
Total impairment charges		$22,937	$27,496	$10,854